INCOME TAX (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Provision for income taxes
Current provision for income taxes	$ 562,637	$ 403,523	$ 952,116
Deferred income tax loss/(benefit)	(45,449)	101,524	(207,796)
Total provision for income taxes	$ 517,188	$ 505,047	$ 744,320
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%	20.00%	24.00%
Russia
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%
Turkmenistan
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%
Armenia
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%
Ukraine
Statutory income tax rates
Statutory income tax rates (as a percent)	25.00%
Uzbekistan
Statutory income tax rates
Statutory income tax rates (as a percent)	3.40%